New accounting pronouncements	9 Months Ended
Sep. 30, 2011
New accounting pronouncements [Abstract]
New accounting pronouncements
Note 2: New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance changes some fair value measurement principles and disclosure requirements. The changes in fair value measurement principles relate primarily to financial assets and do not impact our fair value measurements at this time. Effective January 1, 2012, we will adopt the new disclosure requirements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. This standard eliminates the current option to report other comprehensive income and its components in the statement of shareholders' equity. The standard also requires that the components of other comprehensive income be presented in interim financial statements. Currently, only the total of comprehensive income is required to be presented in interim reports. The new standard is effective for us on January 1, 2012.

In September 2011, the FASB issued ASU No. 2011-08, Testing Goodwill for Impairment. Under the new guidance, companies have the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less that its carrying amount. If, after this qualitative assessment, a company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step quantitative impairment test is unnecessary. We elected to adopt this new standard during the quarter ended September 30, 2011. As such, when performing our annual goodwill impairment analysis as of July 31, 2011, we performed a qualitative assessment of events and circumstances affecting the fair value of all of our reporting units. Further information regarding the results of this analysis can be found in Note 8: Fair value measurements.